Shareholder Report, Holdings (Details)	May 31, 2026
C000005175 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[1]
C000005175 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[1]
C000005175 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[1]
C000005175 [Member] | Alphabet Inc Class C NVS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[1]
C000005175 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[1]
C000005175 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[1]
C000005175 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[1]
C000005175 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[1]
C000005175 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[1]
C000005175 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[1]
C000005175 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[2]
C000005175 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[2]
C000005175 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.60%	[2]
C000005175 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[2]
C000005175 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[2]
C000005175 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%	[2]
C000005175 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[2]
C000005175 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[2]
C000005175 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[2]
C000005175 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%	[2]
C000005175 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[2]
C000005175 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[2]
C000005175 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[2]
C000198228 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[3]
C000198228 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[3]
C000198228 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[3]
C000198228 [Member] | Alphabet Inc Class C NVS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[3]
C000198228 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[3]
C000198228 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[3]
C000198228 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[3]
C000198228 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[3]
C000198228 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[3]
C000198228 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[3]
C000198228 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[4]
C000198228 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[4]
C000198228 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.60%	[4]
C000198228 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[4]
C000198228 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[4]
C000198228 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%	[4]
C000198228 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[4]
C000198228 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[4]
C000198228 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[4]
C000198228 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%	[4]
C000198228 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[4]
C000198228 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[4]
C000198228 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[4]
C000005173 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[5]
C000005173 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[5]
C000005173 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[5]
C000005173 [Member] | Alphabet Inc Class C NVS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[5]
C000005173 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[5]
C000005173 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[5]
C000005173 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[5]
C000005173 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[5]
C000005173 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[5]
C000005173 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[5]
C000005173 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[6]
C000005173 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[6]
C000005173 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.60%	[6]
C000005173 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[6]
C000005173 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[6]
C000005173 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%	[6]
C000005173 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[6]
C000005173 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[6]
C000005173 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[6]
C000005173 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%	[6]
C000005173 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[6]
C000005173 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[6]
C000005173 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[6]
C000005171 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[7]
C000005171 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[7]
C000005171 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[7]
C000005171 [Member] | Alphabet Inc Class C NVS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[7]
C000005171 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[7]
C000005171 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[7]
C000005171 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[7]
C000005171 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[7]
C000005171 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[7]
C000005171 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[7]
C000005171 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[8]
C000005171 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[8]
C000005171 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.60%	[8]
C000005171 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[8]
C000005171 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[8]
C000005171 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%	[8]
C000005171 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[8]
C000005171 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[8]
C000005171 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[8]
C000005171 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%	[8]
C000005171 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[8]
C000005171 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[8]
C000005171 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[8]
C000005174 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[9]
C000005174 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[9]
C000005174 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[9]
C000005174 [Member] | Alphabet Inc Class C NVS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[9]
C000005174 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[9]
C000005174 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[9]
C000005174 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[9]
C000005174 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[9]
C000005174 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[9]
C000005174 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[9]
C000005174 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[10]
C000005174 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[10]
C000005174 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.60%	[10]
C000005174 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[10]
C000005174 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[10]
C000005174 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%	[10]
C000005174 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[10]
C000005174 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[10]
C000005174 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[10]
C000005174 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%	[10]
C000005174 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[10]
C000005174 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[10]
C000005174 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[10]
C000005184 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[11]
C000005184 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[11]
C000005184 [Member] | Alphabet Inc Class C NVS [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[11]
C000005184 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[11]
C000005184 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[11]
C000005184 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[11]
C000005184 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[11]
C000005184 [Member] | Procter And Gamble Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[11]
C000005184 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[11]
C000005184 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[11]
C000005184 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[12]
C000005184 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[12]
C000005184 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%	[12]
C000005184 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%	[12]
C000005184 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[12]
C000005184 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[12]
C000005184 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[12]
C000005184 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[12]
C000005184 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[12]
C000005184 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%	[12]
C000005184 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[12]
C000005184 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[12]
C000005181 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[13]
C000005181 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[13]
C000005181 [Member] | Alphabet Inc Class C NVS [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[13]
C000005181 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[13]
C000005181 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[13]
C000005181 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[13]
C000005181 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[13]
C000005181 [Member] | Procter And Gamble Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[13]
C000005181 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[13]
C000005181 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[13]
C000005181 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[14]
C000005181 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[14]
C000005181 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%	[14]
C000005181 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%	[14]
C000005181 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[14]
C000005181 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[14]
C000005181 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[14]
C000005181 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[14]
C000005181 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[14]
C000005181 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%	[14]
C000005181 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[14]
C000005181 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[14]
C000005183 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[15]
C000005183 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[15]
C000005183 [Member] | Alphabet Inc Class C NVS [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[15]
C000005183 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[15]
C000005183 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[15]
C000005183 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[15]
C000005183 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[15]
C000005183 [Member] | Procter And Gamble Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[15]
C000005183 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[15]
C000005183 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[15]
C000005183 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[16]
C000005183 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[16]
C000005183 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%	[16]
C000005183 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%	[16]
C000005183 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[16]
C000005183 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[16]
C000005183 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[16]
C000005183 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[16]
C000005183 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[16]
C000005183 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%	[16]
C000005183 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[16]
C000005183 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[16]
C000198229 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[17]
C000198229 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[17]
C000198229 [Member] | Alphabet Inc Class C NVS [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[17]
C000198229 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[17]
C000198229 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[17]
C000198229 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[17]
C000198229 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[17]
C000198229 [Member] | Procter And Gamble Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[17]
C000198229 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[17]
C000198229 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[17]
C000198229 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[18]
C000198229 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[18]
C000198229 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%	[18]
C000198229 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%	[18]
C000198229 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[18]
C000198229 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[18]
C000198229 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[18]
C000198229 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[18]
C000198229 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[18]
C000198229 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%	[18]
C000198229 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[18]
C000198229 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[18]
C000005185 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[19]
C000005185 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[19]
C000005185 [Member] | Alphabet Inc Class C NVS [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[19]
C000005185 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[19]
C000005185 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[19]
C000005185 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[19]
C000005185 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[19]
C000005185 [Member] | Procter And Gamble Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[19]
C000005185 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[19]
C000005185 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[19]
C000005185 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[20]
C000005185 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[20]
C000005185 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%	[20]
C000005185 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%	[20]
C000005185 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[20]
C000005185 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[20]
C000005185 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%	[20]
C000005185 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[20]
C000005185 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[20]
C000005185 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%	[20]
C000005185 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[20]
C000005185 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[20]
C000051320 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[21],[22]
Percent of Total Long Exposure	76.50%	[21],[22]
Percent of Total Short Exposure	23.50%	[21],[22]
C000051320 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%	[21],[22]
Percent of Total Long Exposure	6.40%	[21],[22]
Percent of Total Short Exposure	3.90%	[21],[22]
C000051320 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%	[21],[22]
Percent of Total Long Exposure	8.60%	[21],[22]
Percent of Total Short Exposure	2.00%	[21],[22]
C000051320 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.60%	[21],[22]
Percent of Total Long Exposure	17.70%	[21],[22]
Percent of Total Short Exposure	7.90%	[21],[22]
C000051320 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%	[21],[22]
Percent of Total Long Exposure	5.30%	[21],[22]
Percent of Total Short Exposure	3.60%	[21],[22]
C000051320 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[21],[22]
Percent of Total Long Exposure	3.00%	[21],[22]
Percent of Total Short Exposure	0.10%	[21],[22]
C000051320 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%	[21],[22]
Percent of Total Long Exposure	8.40%	[21],[22]
Percent of Total Short Exposure	0.50%	[21],[22]
C000051320 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[21],[22]
Percent of Total Long Exposure	1.90%	[21],[22]
Percent of Total Short Exposure	1.00%	[21],[22]
C000051320 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%	[21],[22]
Percent of Total Long Exposure	15.50%	[21],[22]
Percent of Total Short Exposure	2.20%	[21],[22]
C000051320 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%	[21],[22]
Percent of Total Long Exposure	7.00%	[21],[22]
Percent of Total Short Exposure	0.60%	[21],[22]
C000051320 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[21],[22]
Percent of Total Long Exposure	2.60%	[21],[22]
Percent of Total Short Exposure	1.40%	[21],[22]
C000051320 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[21],[22],[23]
Percent of Total Long Exposure	0.10%	[21],[22],[23]
Percent of Total Short Exposure	0.30%	[21],[22],[23]
C000051319 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[24],[25]
Percent of Total Long Exposure	76.50%	[24],[25]
Percent of Total Short Exposure	23.50%	[24],[25]
C000051319 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%	[24],[25]
Percent of Total Long Exposure	6.40%	[24],[25]
Percent of Total Short Exposure	3.90%	[24],[25]
C000051319 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%	[24],[25]
Percent of Total Long Exposure	8.60%	[24],[25]
Percent of Total Short Exposure	2.00%	[24],[25]
C000051319 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.60%	[24],[25]
Percent of Total Long Exposure	17.70%	[24],[25]
Percent of Total Short Exposure	7.90%	[24],[25]
C000051319 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%	[24],[25]
Percent of Total Long Exposure	5.30%	[24],[25]
Percent of Total Short Exposure	3.60%	[24],[25]
C000051319 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[24],[25]
Percent of Total Long Exposure	3.00%	[24],[25]
Percent of Total Short Exposure	0.10%	[24],[25]
C000051319 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%	[24],[25]
Percent of Total Long Exposure	8.40%	[24],[25]
Percent of Total Short Exposure	0.50%	[24],[25]
C000051319 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[24],[25]
Percent of Total Long Exposure	1.90%	[24],[25]
Percent of Total Short Exposure	1.00%	[24],[25]
C000051319 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%	[24],[25]
Percent of Total Long Exposure	15.50%	[24],[25]
Percent of Total Short Exposure	2.20%	[24],[25]
C000051319 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%	[24],[25]
Percent of Total Long Exposure	7.00%	[24],[25]
Percent of Total Short Exposure	0.60%	[24],[25]
C000051319 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[24],[25]
Percent of Total Long Exposure	2.60%	[24],[25]
Percent of Total Short Exposure	1.40%	[24],[25]
C000051319 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[24],[25],[26]
Percent of Total Long Exposure	0.10%	[24],[25],[26]
Percent of Total Short Exposure	0.30%	[24],[25],[26]
C000051321 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[27],[28]
Percent of Total Long Exposure	76.50%	[27],[28]
Percent of Total Short Exposure	23.50%	[27],[28]
C000051321 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%	[27],[28]
Percent of Total Long Exposure	6.40%	[27],[28]
Percent of Total Short Exposure	3.90%	[27],[28]
C000051321 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%	[27],[28]
Percent of Total Long Exposure	8.60%	[27],[28]
Percent of Total Short Exposure	2.00%	[27],[28]
C000051321 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.60%	[27],[28]
Percent of Total Long Exposure	17.70%	[27],[28]
Percent of Total Short Exposure	7.90%	[27],[28]
C000051321 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%	[27],[28]
Percent of Total Long Exposure	5.30%	[27],[28]
Percent of Total Short Exposure	3.60%	[27],[28]
C000051321 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[27],[28]
Percent of Total Long Exposure	3.00%	[27],[28]
Percent of Total Short Exposure	0.10%	[27],[28]
C000051321 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%	[27],[28]
Percent of Total Long Exposure	8.40%	[27],[28]
Percent of Total Short Exposure	0.50%	[27],[28]
C000051321 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[27],[28]
Percent of Total Long Exposure	1.90%	[27],[28]
Percent of Total Short Exposure	1.00%	[27],[28]
C000051321 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%	[27],[28]
Percent of Total Long Exposure	15.50%	[27],[28]
Percent of Total Short Exposure	2.20%	[27],[28]
C000051321 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%	[27],[28]
Percent of Total Long Exposure	7.00%	[27],[28]
Percent of Total Short Exposure	0.60%	[27],[28]
C000051321 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[27],[28]
Percent of Total Long Exposure	2.60%	[27],[28]
Percent of Total Short Exposure	1.40%	[27],[28]
C000051321 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[27],[28],[29]
Percent of Total Long Exposure	0.10%	[27],[28],[29]
Percent of Total Short Exposure	0.30%	[27],[28],[29]

[1]	Excludes short-term securities.
[2]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[3]	Excludes short-term securities.
[4]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[5]	Excludes short-term securities.
[6]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[7]	Excludes short-term securities.
[8]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[9]	Excludes short-term securities.
[10]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[11]	Excludes short-term securities.
[12]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[13]	Excludes short-term securities.
[14]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[15]	Excludes short-term securities.
[16]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[17]	Excludes short-term securities.
[18]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[19]	Excludes short-term securities.
[20]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[21]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[22]	Includes the gross market value of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
[23]	Ten largest sectors are presented. Additional sectors are found in Other.
[24]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[25]	Includes the gross market value of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
[26]	Ten largest sectors are presented. Additional sectors are found in Other.
[27]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[28]	Includes the gross market value of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
[29]	Ten largest sectors are presented. Additional sectors are found in Other.